Financial Assets At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
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Financial assets at fair value through profit or loss
17	Financial assets at fair value through profit or loss

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Unlisted securities
Trust plans (a)	3,890,549	12,870,055
Bank wealth management products	7,563,450	4,990,342
Mutual funds	7,125,498	4,979,600
Asset management plans (a)	5,009,713	3,201,711
Structured deposits	2,406,785	804,897
Private fund and other equity investments (a)	2,044,051	659,406
Corporate bonds (a)	46,435	43,083
Other debt investments	1,002,966	1,343,510

	29,089,447	28,892,604

(a)
As of December 31, 2022 and 2023, the principal amount of financial assets at fair value through profit or loss amounting to RMB3,742 million and RMB3,913 million were past due. A fair value loss of RMB100 million and RMB323 million was recognized for the years ended December 31, 2022 and 2023 for these overdue financial assets based on the discounted future cash flow estimated at the balance sheet date.